Document And Entity Information	6 Months Ended
Oct. 31, 2025
Document Information Line Items
Entity Central Index Key	0001944399
Document Type	6-K
Document Fiscal Year Focus	2026
Entity File Number	001-41752
Entity Registrant Name	Perpetuals.com Ltd
Amendment Flag	false
Document Period End Date	Oct. 31, 2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--04-30